Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share
21.	Earnings per share
Basic net earnings per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net earnings per share is calculated based on the weighted average number of ordinary shares outstanding and incremental weighted average number of ordinary shares from assumed vesting of non-vested
shares and exercise of share options during each period.
As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.
As of December 31, 2022, 2023 and 2024, there are 6,456,160, 518,401 and 181,734 employee share options or non-vested
ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.
Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2022, 2023 and 2024 as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	6,298,816	8,116,624	7,739,935

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	127,235,048	110,695,778	106,074,914

Basic earnings per Class A and Class B ordinary shares	49.51	73.32	72.97

Diluted earnings per share for the years ended December 31, 2022, 2023 and 2024 are calculated as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	6,298,816	8,116,624	7,739,935

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	127,235,048	110,695,778	106,074,914
Dilutive employee share options and non-vested ordinary shares	922,256	1,856,620	1,780,892

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	128,157,304	112,552,398	107,855,806

Diluted earnings per Class A and Class B ordinary shares	49.15	72.11	71.76